Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Germany ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.0%
iShares MSCI Germany ETF(a)	1,793,875	$64,184,848

Total Investment Companies — 100.0%
(Cost: $61,021,877)		64,184,848

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(a)(b)	30,000	30,000

Total Short-Term Investments — 0.1%
(Cost: $30,000)		30,000

Total Investments in Securities — 100.1%
(Cost: $61,051,877)		64,214,848

Other Assets, Less Liabilities — (0.1)%.		(49,189)

Net Assets — 100.0%		$64,165,659

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL
Agency Shares	$—	$30,000	(a)	$—	$—	$—	$30,000	30,000	$23	$—
iShares MSCI Germany ETF	75,787,255	279,327,013		(303,193,050)	4,138,731	8,124,899	64,184,848	1,793,875	761,542	—
					$4,138,731	$8,124,899	$64,214,848		$761,565	$—

(a)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	5,393,000	USD	6,551,060	BNY	06/03/21	$43,891
EUR	26,000	USD	31,784	CBA	06/03/21	10
EUR	23,000	USD	27,936	HSBC	06/03/21	190
EUR	235,000	USD	283,063	JPM	06/03/21	4,312
EUR	7,230,800	USD	8,783,569	MS	06/03/21	58,778
EUR	50,809,200	USD	62,112,776	SSB	06/03/21	20,399
EUR	1,590,000	USD	1,913,214	UBS	06/03/21	31,153
EUR	260,000	USD	318,100	MS	07/06/21	50
						158,783
EUR	8,083,000	USD	9,884,573	BOA	06/03/21	(94)
USD	42,742	EUR	35,000	BNP	06/03/21	(58)
USD	1,621,806	EUR	1,349,000	BNY	06/03/21	(27,849)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Germany ETF
May 31, 2021

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	52,334	EUR	43,000	HSBC	06/03/21	$(249)
USD	6,492,389	EUR	5,338,000	JPM	06/03/21	(35,304)
USD	5,523,603	EUR	4,585,800	MS	06/03/21	(84,246)
USD	60,090,387	EUR	49,888,200	SSB	06/03/21	(916,523)
USD	147,815	EUR	121,000	TDB	06/03/21	(152)
USD	14,540,473	EUR	12,030,000	UBS	06/03/21	(170,684)
USD	231,260	EUR	189,000	HSBC	07/06/21	(10)
USD	5,610,313	EUR	4,585,800	MS	07/06/21	(1,113)
USD	58,859,345	EUR	48,109,200	SSB	07/06/21	(9,600)
						(1,245,882)
	Net unrealized depreciation					$(1,087,099)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$64,184,848	$—	$—	$64,184,848
Money Market Funds	30,000	—	—	30,000
	$64,214,848	$—	$—	$64,214,848
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$158,783	$—	$158,783
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,245,882)	—	(1,245,882)
	$—	$(1,087,099)	$—	$(1,087,099)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

BNP	BNP Paribas SA	JPM	JPMorgan Chase Bank N.A.
BNY	Bank of New York	MS	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	SSB.	State Street Bank and Trust Co.
CBA	Commonwealth Bank of Australia	TDB	Toronto Dominion Bank
HSBC	HSBC Bank PLC	UBS	UBS AG

Currency Abbreviations

EUR	Euro
USD	United States Dollar